Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 390,943	$ 404,387
Less: accumulated depreciation	(261,871)	(219,964)
Property and equipment, net	129,072	184,423
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 143,545	155,062
Office equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 83,139	84,549
Leasehold improvement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold improvement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,719	11,917
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	1 year
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Finance lease right-of-use asset [Member]
Property, Plant and Equipment [Line Items]
Useful life	4 years
Property and equipment, gross	$ 152,540	$ 152,859